Other Benefit Plans (Narrative) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Arrangement with Individual, Recorded Liability	$ 143,000	$ 160,000
Deferred compensation arrangement with individual, compensation expense	6,000	9,000	$ 6,000
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, associated expense	0	0	0
Director's Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Arrangement with Individual, Recorded Liability	606,000	523,000
Deferred compensation arrangement with individual, compensation expense	21,000	17,000	16,000
Cash surrender value of bank owned life insurance	3,834,000	3,764,000
Salary Continuation Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Arrangement with Individual, Recorded Liability	254,000	237,000
Deferred compensation arrangement with individual, compensation expense	$ 17,000	16,000	15,000
Defined benefit plan, maximum coverage period	15 years
Cash surrender value of bank owned life insurance	$ 1,284,000	1,253,000
Split Dollar Life Insurance Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash surrender value of bank owned life insurance	1,801,000	1,806,000
Split Dollar Life Insurance Arrangements [Member] | Phoenix Bancorp Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash surrender value of bank owned life insurance	3,838,000	3,749,000
401(k) Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, associated expense	$ 362,000	$ 321,000	$ 216,000